Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenue	$ 31,866	$ 16,654	$ 77,733	$ 22,914	$ 75,724	$ 15,652
Operating expenses:
Cost of revenues	21,555	18,718	45,161	36,353	78,163	51,489
Selling, general and administrative expenses	683,184	1,252,786	1,994,534	2,355,701	4,371,164	4,519,636
Research and development expenses	203,869	170,634	409,449	332,087	670,880	1,153,333
Total operating expenses	908,608	1,442,138	2,449,144	2,724,141	5,120,207	5,724,458
Loss from operations	(876,742)	(1,425,484)	(2,371,411)	(2,701,227)	(5,044,483)	(5,708,806)
Other (expense) income:
Interest expense	(592,397)	(635,190)	(1,779,380)	(1,159,503)	(3,096,550)	(567,048)
Change in fair value of derivative liability					1,158,197	1,000,000
Gain on extinguishment of derivative liabilities		1,158,197		1,158,197
Total other (expense) income, net	(592,397)	523,007	(1,779,380)	(1,306)	(1,938,353)	432,952
Net loss	$ (1,469,139)	$ (902,477)	$ (4,150,791)	$ (2,702,533)	$ (6,982,836)	$ (5,275,854)
Loss per share - basic and diluted
Net loss per common share, basic	$ (0.33)	$ (0.71)	$ (0.90)	$ (2.15)	$ (2.27)	$ (4.40)
Net loss per common share, diluted	$ (0.33)	$ (0.71)	$ (0.90)	$ (2.15)	$ (2.27)	$ (4.40)
Weighted common shares, basic	4,497,111	1,263,585	4,602,623	1,258,099	3,074,115	1,199,575
Weighted common shares, diluted	4,497,111	1,263,585	4,602,623	1,258,099	3,074,115	1,199,575